Calvert Balanced Portfolio
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Balanced Portfolio		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Balanced Portfolio	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.30%	0.57%	0.42%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.26%	2.30%	2.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	597	856	1,134	1,925
Class B	733	1,118	1,430	2,375
Class C	318	673	1,154	2,483

Expense Example, No Redemption Calvert Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	233	718	1,230	2,375
Class C	218	673	1,154	2,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	11.47%
Worst Quarter (of periods shown)	12/31/2008	-18.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Balanced Portfolio		1 Year	5 Years	10 Years
Class A		5.62%	0.80%	1.40%
Class A After Taxes on Distributions		5.42%	0.26%	0.85%
Class A After Taxes on Distributions and Sales		3.81%	0.54%	0.96%
Class B		4.80%	0.59%	0.87%
Class C		8.95%	0.86%	0.92%
Balanced Composite Index	[1]	13.05%	3.95%	3.71%
Russell 1000 Index		16.10%	2.59%	1.83%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		12.78%	3.32%	3.13%
[1]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Balanced Portfolio | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Balanced Portfolio Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Balanced Portfolio Class I
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.54%
Acquired fund fees and expenses		0.03%
Total annual fund operating expenses		1.12%
Less fee waiver and/or expense reimbursement	[1]	(0.37%)
Net expenses		0.75%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.72%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Balanced Portfolio Class I	7,659	31,926	58,113	133,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk.Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk.Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	11.60%
Worst Quarter (of periods shown)	12/31/2008	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Balanced Portfolio		1 Year	5 Years	10 Years
Class I		11.50%	2.31%	2.34%
Class I After Taxes on Distributions		11.20%	1.67%	1.68%
Class I After Taxes on Distributions and Sales		7.71%	1.78%	1.71%
Class I Balanced Composite Index	[1]	13.05%	3.95%	3.71%
Class I Russell 1000 Index		16.10%	2.59%	1.83%
Class I Lipper Mixed-Asset Target Allocation Growth Funds Avg.		12.78%	3.32%	3.13%
[1]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Equity Portfolio
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Equity Portfolio		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Equity Portfolio		Class A	Class B	Class C	Class Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.27%	0.43%	0.31%	0.44%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.23%	2.14%	2.02%	1.15%
Less fee waiver and/or expense reimbursement	[1]				(0.18%)
Net expenses					0.97%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	594	847	1,119	1,893
Class B	717	1,070	1,349	2,241
Class C	305	634	1,088	2,348
Class Y	99	348	616	1,381

Expense Example, No Redemption Calvert Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	217	670	1,149	2,241
Class C	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ( $1.6 billion to  $369 billion as of
December 31, 2010). The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Equity Portfolio	1 Year	5 Years	10 Years
Class A	11.67%	3.07%	3.08%
Class A After Taxes on Distributions	11.67%	2.51%	2.71%
Class A After Taxes on Distributions and Sales	7.59%	2.54%	2.59%
Class B	11.18%	3.00%	2.67%
Class C	15.34%	3.27%	2.75%
Class Y	17.57%	4.22%	3.65%
S&P 500 Index	15.06%	2.29%	1.41%
Lipper Large-Cap Growth Funds Avg.	14.80%	2.48%	(0.23%)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Equity Portfolio | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Equity Portfolio Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Equity Portfolio Class I
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Equity Portfolio Class I	7,049	22,071	38,415	85,854

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ( $1.6 billion to  $369 billion as of
December 31, 2010). The Fund normally seeks to have a
weighted average market capitalization of at least  $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.18%
Worst Quarter (of periods shown)	12/31/2008	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Equity Portfolio	1 Year	5 Years	10 Years
Class I	17.86%	4.65%	4.13%
Class I After Taxes on Distributions	17.86%	4.10%	3.77%
Class I After Taxes on Distributions and Sales	11.61%	3.91%	3.52%
Class I S&P 500 Index	15.06%	2.29%	1.41%
Class I Lipper Large-Cap Growth Funds Avg.	14.80%	2.48%	(0.23%)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Social Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Index Fund		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1
Annual Fund Operating Expenses Calvert Social Index Fund		Class A	Class B	Class C
Management fees	[1]	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.36%	0.85%	0.61%
Total annual fund operating expenses		1.01%	2.25%	2.01%
Less fee waiver and/or expense reimbursement	[2]	(0.26%)	(0.50%)	(0.26%)
Net expenses		0.75%	1.75%	1.75%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Social Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	757	982	1,630
Class B	678	1,055	1,359	2,231
Class C	278	605	1,059	2,317

Expense Example, No Redemption Calvert Social Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	178	655	1,159	2,231
Class C	178	605	1,059	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index.The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Social Index Fund	1 Year	5 Years	10 Years
Class A	7.83%	(0.17%)	(0.81%)
Class A After Taxes on Distributions	7.73%	(0.32%)	(0.94%)
Class A After Taxes on Distributions and Sales	5.24%	(0.16%)	(0.71%)
Class B	7.00%	(0.41%)	(1.32%)
Class C	11.00%	(0.20%)	(1.31%)
Calvert Social Index	13.98%	1.97%	0.63%
Lipper Multi-Cap Core Funds Avg.	15.91%	2.42%	2.91%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Social Index Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Social Index Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Social Index Fund Class I
Management fees	[1]	0.30%
Distribution and service (12b-1) fees		none
Other expenses		0.23%
Total annual fund operating expenses		0.53%
Less fee waiver and/or expense reimbursement	[2]	(0.32%)
Net expenses		0.21%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. Direct net operating expenses will not exceed 0.21%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Social Index Fund Class I	2,150	6,751	11,772	48,413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.39%
Worst Quarter (of periods shown)	12/31/2008	-25.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Social Index Fund	1 Year	5 Years	10 Years
Class I	13.73%	1.34%	0.14%
Class I After Taxes on Distributions	13.53%	1.12%	(0.06%)
Class I After Taxes on Distributions and Sales	9.19%	1.12%	0.08%
Class I Calvert Social Index	13.98%	1.97%	0.63%
Class I Lipper Multi-Cap Core Funds Avg.	15.91%	2.42%	2.91%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Enhanced Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Enhanced Equity Fund		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Enhanced Equity Fund	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.48%	1.03%	0.67%
Total annual fund operating expenses	1.48%	2.78%	2.42%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Enhanced Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	618	921	1,245	2,159
Class B	781	1,262	1,669	2,797
Class C	345	755	1,291	2,756

Expense Example, No Redemption Calvert Enhanced Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	281	862	1,469	2,797
Class C	245	755	1,291	2,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2010, the capitalization range of the Index was  $237 million to  $369 billion. The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Enhanced Equity Fund	1 Year	5 Years	10 Years
Class A	7.61%	(1.03%)	none
Class A After Taxes on Distributions	7.53%	(1.42%)	(0.26%)
Class A After Taxes on Distributions and Sales	5.05%	(0.85%)	0.01%
Class B	6.59%	(1.38%)	(0.59%)
Class C	11.00%	(0.93%)	(0.47%)
Russell 1000 Index	16.10%	2.59%	1.83%
Lipper Large-Cap Core Funds Avg.	12.94%	1.93%	1.34%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Enhanced Equity Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Enhanced Equity Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Enhanced Equity Fund Class I
Management fees		0.70%
Distribution and service (12b-1) fees		none
Other expenses		0.21%
Total annual fund operating expenses		0.91%
Less fee waiver and/or expense reimbursement	[1]	(0.10%)
Net expenses		0.81%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.81%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Enhanced Equity Fund Class I	8,270	28,016	49,410	111,039

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2010, the capitalization range of the Index was  $237 million to
 $369 billion. The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	17.40%
Worst Quarter (of periods shown)	12/31/2008	-23.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Enhanced Equity Fund	1 Year	5 Years	10 Years
Class I	13.63%	0.47%	0.83%
Class I After Taxes on Distributions	13.47%	0.03%	0.55%
Class I After Taxes on Distributions and Sales	9.08%	0.41%	0.73%
Class I Russell 1000 Index	16.10%	2.59%	1.83%
Class I Lipper Large-Cap Core Funds Avg.	12.94%	1.93%	1.34%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Large Cap Growth Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.40%	0.56%	0.40%	1.20%
Acquired fund fees and expenses		0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses		1.58%	2.49%	2.33%	2.13%
Less fee waiver and/or expense reimbursement	[1]	(0.05%)			(0.85%)
Net expenses		1.53%			1.28%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	945	1,290	2,260
Class B	752	1,176	1,526	2,602
Class C	336	727	1,245	2,666
Class Y	130	585	1,066	2,395

Expense Example, No Redemption Calvert Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	252	776	1,326	2,602
Class C	236	727	1,245	2,666

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	15.63%
Worst Quarter (of periods shown)	12/31/08	-25.29%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Large Cap Growth Fund	1 Year	5 Years	10 Years
Class A	6.22%	(2.04%)	0.26%
Class A After Taxes on Distributions	6.22%	(2.08%)	0.24%
Class A After Taxes on Distributions and Sales	4.04%	(1.72%)	0.22%
Class B	5.44%	(2.16%)	(0.19%)
Class C	9.64%	(1.85%)	(0.12%)
Class Y	11.76%	(0.97%)	0.81%
S&P 500 Index	15.06%	2.29%	1.41%
Lipper Large-Cap Growth Funds Avg.	14.80%	2.48%	(0.23%)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Large Cap Growth Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Large Cap Growth Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Large Cap Growth Fund Class I
Management fees	[1]	0.80%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.10%
Acquired fund fees and expenses	[1]	0.03%
Total annual fund operating expenses	[1]	0.93%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.90%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Large Cap Growth Fund Class I	9,489	29,642	51,469	114,300

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies.
The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	15.78%
Worst Quarter (of periods shown)	12/31/2008	-25.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Large Cap Growth Fund	1 Year	5 Years	10 Years
Class I	12.20%	(0.50%)	1.39%
Class I After Taxes on Distributions	12.20%	(0.56%)	1.36%
Class I After Taxes on Distributions and Sales	7.93%	(0.42%)	1.19%
Class I S&P 500 Index	15.06%	2.29%	1.41%
Class I Lipper Large-Cap Growth Funds Avg.	14.80%	2.48%	(0.23%)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Capital Accumulation Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Capital Accumulation Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Capital Accumulation Fund		Class A		Class B	Class C	Class Y
Management fees	[1]	0.90%		0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	[1]	0.25%	[2]	1.00%	1.00%	none
Other expenses	[1]	0.46%		1.09%	0.57%	0.45%
Total annual fund operating expenses	[1]	1.61%		2.99%	2.47%	1.35%
Less fee waiver and/or expense reimbursement	[1][3]	(0.02%)
Net expenses	[1]	1.59%
[1]	Total annual fund operating expenses are restated to reflect other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[2]	Distribution and service (12b-1) fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[3]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.59% for Class A, 2.59% for Class C and 1.44% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Capital Accumulation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	629	955	1,306	2,292
Class B	802	1,324	1,772	2,983
Class C	350	770	1,316	2,806
Class Y	137	428	739	1,624

Expense Example, No Redemption Calvert Capital Accumulation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	302	924	1,572	2,983
Class C	250	770	1,316	2,806

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ( $237 million to  $21.8 billion as of December 31, 2010). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between  $2 billion and  $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/01	23.34%
Worst Quarter (of periods shown)	12/31/08	-25.22%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Capital Accumulation Fund	1 Year	5 Years	10 Years
Class A	23.83%	3.44%	0.36%
Class A After Taxes on Distributions	23.83%	3.39%	0.34%
Class A After Taxes on Distributions and Sales	15.49%	2.95%	0.31%
Class B	23.58%	3.25%	(0.09%)
Class C	27.97%	3.63%	0.04%
Class Y	30.02%	4.45%	0.86%
Russell Midcap Growth Index	26.38%	4.88%	3.12%
Lipper Mid-Cap Growth Funds Avg.	25.87%	4.67%	3.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Capital Accumulation Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Capital Accumulation Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Capital Accumulation Fund Class I
Management fees	[1]	0.75%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.21%
Total annual fund operating expenses	[1]	0.96%
Less fee waiver and/or expense reimbursement	[1][2]	(0.10%)
Net expenses	[1]	0.86%
[1]	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.86%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Capital Accumulation Fund Class I	8,778	28,541	51,089	115,929

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ( $237 million to  $21.8 billion as of December 31, 2010). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between  $2 billion and  $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2001	22.61%
Worst Quarter (of periods shown)	12/31/2008	-25.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Capital Accumulation Fund	1 Year	5 Years	10 Years
Class I	31.14%	5.36%	0.28%
Class I After Taxes on Distributions	31.14%	5.31%	0.26%
Class I After Taxes on Distributions and Sales	20.24%	4.62%	0.35%
Class I Russell Midcap Growth Index	26.38%	4.88%	3.12%
Class I Lipper Mid-Cap Growth Funds Avg.	25.87%	4.67%	3.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert International Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert International Equity Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert International Equity Fund		Class A	Class B	Class C	Class Y
Management fees		1.09%	1.09%	1.09%	1.09%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.49%	0.94%	0.63%	1.05%
Acquired fund fees and expenses		0.07%	0.07%	0.07%	0.07%
Total annual fund operating expenses		1.90%	3.10%	2.79%	2.21%
Less fee waiver and/or expense reimbursement	[1]				(0.75%)
Net expenses					1.46%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	1,044	1,453	2,592
Class B	813	1,357	1,825	3,132
Class C	382	865	1,474	3,119
Class Y	149	619	1,116	2,486

Expense Example, No Redemption Calvert International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	313	957	1,625	3,132
Class C	282	865	1,474	3,119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ( $30 million to  $204 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert International Equity Fund	1 Year	5 Years	10 Years
Class A	0.76%	(3.20%)	(0.56%)
Class A After Taxes on Distributions	0.89%	(3.99%)	(0.97%)
Class A After Taxes on Distributions and Sales	0.72%	(2.56%)	(0.36%)
Class B	(0.41%)	(3.48%)	(1.23%)
Class C	3.88%	(3.09%)	(0.98%)
Class Y	6.38%	(2.05%)	0.03%
MSCI EAFE IMI	9.75%	3.13%	4.49%
Lipper International Multi-Cap Core Funds Avg.	11.41%	3.57%	5.33%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert International Equity Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert International Equity Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert International Equity Fund Class I
Management fees	[1]	0.89%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.19%
Acquired fund fees and expenses	[1]	0.07%
Total annual fund operating expenses	[1]	1.15%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.10%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert International Equity Fund Class I	11,721	36,535	63,297	139,753

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ( $30 million to
 $204 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	23.79%
Worst Quarter (of periods shown)	12/31/2008	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert International Equity Fund	1 Year	5 Years	10 Years
Class I	6.62%	(1.55%)	0.71%
Class I After Taxes on Distributions	6.94%	(2.36%)	0.30%
Class I After Taxes on Distributions and Sales	4.85%	(1.16%)	0.76%
Class I MSCI EAFE IMI	9.75%	3.13%	4.49%
Class I Lipper International Multi-Cap Core Funds Avg.	11.41%	3.57%	5.33%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert International Opportunities Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert International Opportunities Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert International Opportunities Fund		Class A	Class C	Class Y
Management fees		1.15%	1.15%	1.15%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.87%	1.73%	3.58%
Total annual fund operating expenses		2.27%	3.88%	4.73%
Less fee waiver and/or expense reimbursement	[1]	(0.61%)	(1.38%)	(3.32%)
Net expenses		1.66%	2.50%	1.41%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C and 1.41% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	636	1,095	1,579	2,912
Class C	353	1,057	1,880	4,018
Class Y	144	778	1,437	3,205

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert International Opportunities Fund Class C	253	1,057	1,880	4,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ( $30 million to  $16.7 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately  $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert International Opportunities Fund	1 Year	Since Inception	Inception Date
Class A	7.25%	(4.72%)	May 31, 2007
Class A After Taxes on Distributions	7.30%	(4.73%)
Class A After Taxes on Distributions and Sales	4.84%	(3.95%)
Class Y	12.84%	(3.29%)	May 31, 2007
Class C	10.61%	(3.85%)	Jul 31, 2007
MSCI EAFE SMID Index (for Class A and Class Y)	17.74%	(4.99%)
Lipper International Multi-Cap Growth Funds Avg. (for Class A and Class Y)	15.14%	(3.42%)
MSCI EAFE SMID Index (for Class C)	17.74%	(4.68%)
Lipper International Multi-Cap Growth Funds Avg. (for Class C)	15.14%	(3.45%)

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert International Opportunities Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert International Opportunities Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert International Opportunities Fund Class I
Management fees		0.95%
Distribution and service (12b-1) fees		none
Other expenses		0.78%
Total annual fund operating expenses		1.73%
Less fee waiver and/or expense reimbursement	[1]	(0.53%)
Net expenses		1.20%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.20%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert International Opportunities Fund Class I	12,228	49,327	88,892	199,695

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ( $30 million to  $16.7 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately
 $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	24.14%
Worst Quarter (of periods shown)	12/31/2008	-24.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert International Opportunities Fund	1 Year	Since Inception	Inception Date
Class I	13.19%	(2.95%)	May 31, 2007
Class I After Taxes on Distributions	13.34%	(2.89%)
Class I After Taxes on Distributions and Sales	8.98%	(2.27%)
Class I MSCI EAFE SMID Index	17.74%	(4.99%)
Class I Lipper International Multi-Cap Growth	15.14%	(3.39%)

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Small Cap Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Small Cap Fund		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Small Cap Fund		Class A	Class B	Class C
Management fees	[1]	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%
Other expenses	[1]	0.54%	1.25%	0.75%
Total annual fund operating expenses	[1]	1.74%	3.20%	2.70%
Less fee waiver and/or expense reimbursement	[1][2]	(0.05%)	(0.01%)	(0.01%)
Net expenses	[1]	1.69%	3.19%	2.69%
[1]	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	639	987	1,365	2,421
Class B	822	1,384	1,872	3,165
Class C	372	836	1,428	3,030

Expense Example, No Redemption Calvert Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	322	984	1,672	3,165
Class C	272	836	1,428	3,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of  $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund's benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor's stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund's investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns(as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Small Cap Fund		1 Year	5 Years	Since Inception		Inception Date
Class A		17.09%	1.89%	2.00%		Oct 1, 2004
Class A After Taxes on Distributions		17.09%	1.89%	2.00%
Class A After Taxes on Distributions and Sales		11.11%	1.61%	1.72%
Class C		20.70%	1.91%	1.28%		Apr 1, 2005
Russell 2000 Index (for Class A)	[1]	26.85%	4.47%	6.17%
Russell 2000 Value Index (for Class A)	[1]	24.50%	3.52%	5.29%
Lipper Small-Cap Core Funds Avg. (for Class A)		25.23%	4.08%		[2]
Russell 2000 Index (for Class C)	[1]	26.85%	4.47%	5.79%
Russell 2000 Value Index (for Class C)	[1]	24.50%	3.52%	4.71%
Lipper Small-Cap Core Funds Avg. (for Class C)		25.23%	4.08%		[3]
[1]	In November 2010 the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small cap value fund to a small cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[2]	For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 2.92%; Class A return after taxes on distributions is 2.12%; Class A return after taxes on distributions and sale of Fund shares is 1.81%; and Lipper Small-Cap Core Funds Average is 6.32%.
[3]	For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 3.48%, and Lipper Small-Cap Core Funds Average is 6.51%.

Note: there is no performance table for Class B because the Class has had less than one calendar year of operations.
Calvert Small Cap Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Small Cap Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Small Cap Fund Class I
Management fees	[1]	0.80%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.19%
Total annual fund operating expenses	[1]	0.99%
Less fee waiver and/or expense reimbursement	[1][2]	(0.07%)
Net expenses	[1]	0.92%
[1]	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.92%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Small Cap Fund Class I	9,388	30,098	53,310	119,992

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of  $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund's benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor's stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund's investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	16.91%
Worst Quarter (of periods shown)	12/31/2008	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Small Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		23.84%	3.68%	4.28%	Apr 29, 2005
Class I After Taxes on Distributions		23.78%	3.65%	4.26%
Class I After Taxes on Distributions and Sales		15.57%	3.15%	3.69%
Class I Russell 2000 Index	[1]	26.85%	4.47%	6.88%
Class I Russell 2000 Value Index		24.50%	3.52%	5.66%
Class I Lipper Small-Cap Core Funds Avg.		25.23%	4.08%	6.51%
[1]	In November 2010, the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small-cap value fund to a small-cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Global Alternative Energy Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Global Alternative Energy Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Global Alternative Energy Fund		Class A	Class C
Management fees	[1]	1.30%	1.30%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.69%	0.75%
Total annual fund operating expenses		2.24%	3.05%
Less fee waiver and/or expense reimbursement	[2]	(0.39%)	(0.20%)
Net expenses		1.85%	2.85%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.85% for Class A and 2.85% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Global Alternative Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	1,106	1,584	2,899
Class C	388	923	1,584	3,351

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Global Alternative Energy Fund Class C	288	923	1,584	3,351

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Global Alternative Energy Fund	1 Year	Since Inception	Inception Date
Class A	(23.91%)	(17.14%)	May 31, 2007
Class A After Taxes on Distributions	(23.91%)	(17.13%)
Class A After Taxes on Distributions and Sales	(15.54%)	(13.96%)
Class C	(21.73%)	(18.49%)	Jul 31, 2007
Ardour Global Alternative Energy Index (Composite) (for Class A)	(16.44%)	(14.86%)
Lipper Global Natural Resources Funds Avg. (for Class A)	13.61%	0.07%
Ardour Global Alternative Energy Index (Composite) (for Class C)	(16.44%)	(17.49%)
Lipper Global Natural Resources Funds Avg. (for Class C)	13.61%	(0.89%)

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Global Alternative Energy Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Global Alternative Energy Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Global Alternative Energy Fund Class I
Management fees	[1]	1.10%
Distribution and service (12b-1) fees		none
Other expenses		0.40%
Total annual fund operating expenses		1.50%
Less fee waiver and/or expense reimbursement	[2]	(0.10%)
Net expenses		1.40%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Global Alternative Energy Fund Class I	14,252	46,429	80,898	178,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will
(1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	28.42%
Worst Quarter (of periods shown)	12/31/2008	-33.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Global Alternative Energy Fund	1 Year	Since Inception	Inception Date
Class I	(19.70%)	(15.63%)	May 31, 2007
Class I After Taxes on Distributions	(19.70%)	(15.63%)
Class I After Taxes on Distributions and Sales	(12.81%)	(12.79%)
Class I Ardour Global Alternative Energy Index (Composite)	(16.44%)	(14.86%)
Class I Lipper Global Natural Resources Funds Avg.	13.61%	0.07%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Global Water Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Global Water Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Global Water Fund		Class A	Class C	Class Y
Management fees	[1]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		1.09%	1.61%	6.68%
Total annual fund operating expenses		2.64%	3.91%	7.98%
Less fee waiver and/or expense reimbursement	[2]	(0.79%)	(1.06%)	(6.38%)
Net expenses		1.85%	2.85%	1.60%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Global Water Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	654	1,185	1,742	3,252
Class C	388	1,096	1,921	4,064
Class Y	163	796	1,454	3,219

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Global Water Fund Class C	288	1,096	1,921	4,064

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products, including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see "Description of Water Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	3/31/09	-12.99%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Global Water Fund	1 Year	Since Inception	Inception Date
Class A	8.21%	4.97%	Sep 30, 2008
Class A After Taxes on Distributions	7.73%	4.57%
Class A After Taxes on Distributions and Sales	5.98%	4.16%
Class C	11.51%	6.21%	Sep 30, 2008
Class Y	13.91%	7.36%	Sep 30, 2008
S-Network Global Water Index	14.11%	8.40%
Lipper Global Natural Resources Funds Avg.	13.61%	4.76%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Large Cap Value Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund's corporate responsibility standards and strategies.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 26 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Large Cap Value Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Large Cap Value Fund		Class A	Class C	Class Y
Management fees		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.89%	3.24%	0.32%
Total annual fund operating expenses		1.99%	5.09%	1.17%
Less fee waiver and/or expense reimbursement	[1]	(0.76%)	(2.74%)	(0.19%)
Net expenses		1.23%	2.35%	0.98%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	594	1,000	1,430	2,624
Class C	338	1,282	2,324	4,921
Class Y	100	353	625	1,403

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Large Cap Value Fund Class C	238	1,282	2,324	4,921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ( $237 million to  $369 billion as of December 31, 2010). The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund primarily invests in U.S. large cap companies but may also invest in mid-cap and small-cap companies. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. F

The Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers' current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company's valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards. Investments must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/03	21.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Large Cap Value Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A	5.69%	(0.29%)	3.05%
Class A After Taxes on Distributions	5.55%	(1.18%)	1.65%
Class A After Taxes on Distributions and Sales	3.89%	(0.48%)	2.01%
Class Y	11.24%	0.93%	3.82%
Class C	8.82%			18.21%		Dec 12, 2008
Russell 1000 Value Index (for Class Y)	15.51%	1.28%	3.26%
Lipper Large-Cap Value Funds Avg. (for Class Y)	12.96%	0.88%	2.61%
Russell 1000 Value Index (for Class C)	15.51%			18.80%
Lipper Large-Cap Value Funds Avg. (for Class C)	12.96%				[1]
[1]	For comparison purposes to Lipper, performance since 12/31/08 is as follows: Class C return is 16.49%, and Lipper Large Cap Value Funds Average is 18.53%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Conservative Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Conservative Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Conservative Allocation Fund		Class A	Class C
Advisory fee		none	none
Distribution and service (12b-1) fees		0.25%	1.00%
Administrative fee		0.0015	0.0015
Other expenses		0.50%	0.53%
Acquired fund fees and expenses		0.60%	0.60%
Total annual fund operating expenses		1.50%	2.28%
Less fee waiver and/or expense reimbursement	[1]	(0.46%)
Net annual fund operating expenses		1.04%
[1]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	576	884	1,213	2,143
Class C	331	712	1,220	2,615

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Conservative Allocation Fund Class C	231	712	1,220	2,615

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
20% to 40% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Conservative Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		3.39%	2.73%	3.21%	Apr 29, 2005
Class A After Taxes on Distributions		2.54%	1.56%	2.07%
Class A After Taxes on Distributions and Sales		2.24%	1.72%	2.14%
Class C		6.26%	2.35%	2.75%	Apr 29, 2005
Barclays Capital U.S. Credit Index		8.47%	5.98%	5.56%
Conservative Allocation Composite Index	[1]	9.60%	4.69%	5.00%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.		9.65%	3.92%	4.15%
[1]	The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Moderate Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Moderate Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Moderate Allocation Fund		Class A	Class C
Advisory fee	[1]	none	none
Distribution and service (12b-1) fees	[1]	0.25%	1.00%
Administrative fee	[1]	0.0015	0.0015
Other expenses	[1]	0.36%	0.37%
Acquired fund fees and expenses	[1]	0.74%	0.74%
Total annual fund operating expenses	[1]	1.50%	2.26%
[1]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Moderate Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	620	927	1,255	2,180
Class C	329	706	1,210	2,595

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Moderate Allocation Fund Class C	229	706	1,210	2,595

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments.The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments.The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Moderate Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		4.97%	1.09%	2.29%	Apr 29, 2005
Class A After Taxes on Distributions		4.73%	0.49%	1.71%
Class A After Taxes on Distributions and Sales		3.30%	0.70%	1.73%
Class C		8.38%	1.26%	2.30%	Apr 29, 2005
Russell 3000 Index		16.93%	2.74%	4.30%
Moderate Allocation Composite Index	[1]	12.26%	3.77%	4.84%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		12.78%	3.32%	4.43%
[1]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Moderate Allocation Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Moderate Allocation Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Moderate Allocation Fund Class I
Advisory fee		none
Distribution and service (12b-1) fees		none
Administrative fee		0.0015
Other expenses		0.87%
Acquired fund fees and expenses		0.74%
Total annual fund operating expenses		1.76%
Less fee waiver and/or expense reimbursement	[1]	(0.79%)
Net expenses		0.97%
[1]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2020, Calvert has further contractually agreed to limit the expense cap to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Moderate Allocation Fund Class I	9,895	47,288	87,158	198,777

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

20% to 50% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	13.35%
Worst Quarter (of periods shown)	12/31/2008	-12.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Moderate Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		10.75%	2.39%	3.45%	Apr 29, 2005
Class I After Taxes on Distributions		10.34%	1.72%	2.80%
Class I After Taxes on Distributions and Sales		7.10%	1.78%	2.70%
Class I Russell 3000 Index		16.93%	2.74%	4.30%
Class I Moderate Allocation Composite Index	[1]	12.26%	3.77%	4.84%
Class I Lipper Mixed-Asset Target Allocation Growth Funds Avg.		12.78%	3.32%	4.43%
[1]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3 month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Aggressive Allocation Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Aggressive Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Aggressive Allocation Fund		Class A	Class C
Advisory fee		none	none
Distribution and service (12b-1) fees		0.25%	1.00%
Administrative fee		0.0015	0.0015
Other expenses		0.52%	0.62%
Acquired fund fees and expenses		0.84%	0.84%
Total annual fund operating expenses		1.76%	2.61%
Less fee waiver and/or expense reimbursement	[1]	(0.49%)
Net annual fund operating expenses		1.27%
[1]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Aggressive Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	598	957	1,340	2,411
Class C	364	811	1,385	2,944

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Aggressive Allocation Fund Class C	264	811	1,385	2,944

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments.The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments.The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments.The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Aggressive Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		6.74%	0.09%	1.17%	Jun 30, 2005
Class A After Taxes on Distributions		6.71%	(0.27%)	0.82%
Class A After Taxes on Distributions and Sales		4.42%	0.01%	0.93%
Class C		9.68%	(0.27%)	0.76%	Jun 30, 2005
Russell 3000 Index		16.93%	2.74%	3.60%
Aggressive Allocation Composite Index	[1]	14.22%	3.16%	4.29%
Lipper Multi-Cap Core Funds Avg.		15.91%	2.42%	3.53%
[1]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Aggressive Allocation Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Aggressive Allocation Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Aggressive Allocation Fund Class I
Advisory fee		none
Distribution and service (12b-1) fees		none
Administrative fee		0.0015
Other expenses		1347.85%
Acquired fund fees and expenses		0.84%
Total annual fund operating expenses		1348.84%
Less fee waiver and/or expense reimbursement	[1]	(1347.77%)
Net expenses		1.07%
[1]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2020, Calvert has further contractually agreed to limit the expense cap to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Aggressive Allocation Fund Class I	10,910	50,375	92,373	209,545

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

0% to 20% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	16.96%
Worst Quarter (of periods shown)	12/31/2008	-21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Calvert Aggressive Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		12.42%	1.18%	2.18%	Jun 30, 2005
Class I After Taxes on Distributions		12.39%	0.81%	1.82%
Class I After Taxes on Distributions and Sales		8.12%	0.93%	1.79%
Class I Russell 3000 Index		16.93%	2.74%	3.60%
Class I Aggressive Allocation Composite Index	[1]	14.22%	3.16%	4.29%
Class I Lipper Multi-Cap Core Funds Avg.		15.91%	2.42%	3.53%
[1]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Income Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	4.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Annual Fund Operating Expenses Calvert Income Fund		Class A	Class B	Class C	Class Y
Management fees	[1]	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none
Other expenses	[1]	0.30%	0.42%	0.25%	0.15%
Total annual fund operating expenses	[1]	1.23%	2.10%	1.93%	0.83%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.09% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	496	751	1,025	1,808
Class B	613	858	1,129	2,004
Class C	296	606	1,042	2,254
Class Y	85	265	460	1,025

Expense Example, No Redemption Calvert Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	658	1,129	2,004
Class C	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds ), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated ot other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.91%
Worst Quarter (of periods shown)	12/31/2008	-7.72%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Income Fund	1 Year	5 Years	10 Years
Class A	2.47%	2.94%	5.55%
Class A After Taxes on Distributions	1.29%	1.31%	3.42%
Class A After Taxes on Distributions and Sales	1.59%	1.55%	3.49%
Class B	1.49%	2.86%	5.11%
Class C	4.69%	3.00%	5.18%
Class Y	6.85%	3.96%	6.07%
Barclays Capital U.S. Credit Index	8.47%	5.98%	6.55%
Lipper Corporate Debt Funds BBB Rated Avg.	10.00%	5.57%	6.27%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Income Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Income Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Annual Fund Operating Expenses		Calvert Income Fund Class I
Management fees	[1]	0.49%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.06%
Total annual fund operating expenses	[1]	0.55%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.84% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Income Fund Class I	5,622	17,629	30,728	68,928

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	8.03%
Worst Quarter (of periods shown)	12/31/2008	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert Income Fund	1 Year	5 Years	10 Years
Class I	7.23%	4.41%	6.61%
Class I After Taxes on Distributions	5.75%	2.53%	4.24%
Class I After Taxes on Distributions and Sales	4.68%	2.66%	4.26%
Class I Barclays Capital U.S. Credit Index	8.47%	5.98%	6.55%
Class I Lipper Corporate Debt Funds BBB Rated Avg.	10.00%	5.57%	6.27%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Short Duration Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Short Duration Income Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		2.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Short Duration Income Fund		Class A	Class C	Class Y
Management fees		0.61%	0.61%	0.61%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.28%	0.19%	0.19%
Total annual fund operating expenses		1.14%	1.80%	0.80%
Less fee waiver and/or expense reimbursement	[1]	(0.06%)
Net expenses		1.08%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	382	621	880	1,618
Class C	283	566	975	2,116
Class Y	82	255	444	990

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Short Duration Income Fund Class C	183	566	975	2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	5.03%
Worst Quarter (of periods shown)	12/31/2008	-1.60%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10)(with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Short Duration Income Fund	1 Year	5 Years	Since Inception		Inception Date
Class A	0.88%	4.50%	5.50%		Jan 31, 2002
Class A After Taxes on Distributions	(0.19%)	2.89%	3.79%
Class A After Taxes on Distributions and Sales	0.56%	2.89%	3.70%
Class Y	4.05%	5.23%	5.91%		Jan 31, 2002
Class C	2.03%	4.27%	4.33%		Oct 1, 2002
Barclays Capital 1-5 Year U.S. Credit Index (for Class A and Class Y)	5.44%	5.62%	5.11%
Lipper Short Investment Grade Debt Funds Avg. (for Class A and Class Y)	3.90%	3.61%	3.30%
Barclays Capital 1-5 Year U.S. Credit Index (for Class C)	5.44%	5.62%	4.82%
Lipper Short Investment Grade Debt Funds Avg. (for Class C)	3.90%	3.61%		[1]
[1]	For comparison purposes to Lipper, performance since 10/31/02 is as follows: Class C return is 4.37%, and the Lipper Short Investment Grade Debt Funds Avg. is 3.12%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Short Duration Income Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-tem bonds and income-producing securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Short Duration Income Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Annual Fund Operating Expenses		Calvert Short Duration Income Fund Class I
Management fees	[1]	0.42%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.09%
Total annual fund operating expenses	[1]	0.51%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Short Duration Income Fund Class I	5,215	16,356	28,521	64,047

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	5.16%
Worst Quarter (of periods shown)	12/31/2008	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert Short Duration Income Fund	1 Year	5 Years	Since Inception		Inception Date
Class I	4.34%	5.51%	5.99%		Feb 26, 2002
Class I After Taxes on Distributions	3.04%	3.77%	4.14%
Class I After Taxes on Distributions and Sales	2.96%	3.69%	4.05%
Class I Barclays Capital 1-5 Year U.S. Credit Index	5.44%	5.62%	5.11%
Class I Lipper Short Investment Grade Debt Funds Avg.	3.90%	3.61%		[1]
[1]	For comparison purposes to Lipper, performance for the Fund since 2/28/02 is: Return before taxes 5.97%; Return after taxes on distributions 4.12%; Return after taxes on distributions and sale of Fund shares 4.08%; and the performance for Lipper Short Investment Grade Debt Funds Average is 3.28%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Long-Term Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Long-Term Income Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Long-Term Income Fund Class A
Management fees	[1]	0.68%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.47%
Total annual fund operating expenses		1.40%
Less fee waiver and/or expense reimbursement	[2]	(0.15%)
Net expenses		1.25%
[1]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Long-Term Income Fund Class A	498	786	1,096	1,974

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 596% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund will have a 10-year dollar-weighted average portfolio maturity.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	8.33%
Worst Quarter (of periods shown)	9/30/2005	-1.18%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Long-Term Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	6.13%	8.43%	8.03%	Dec 31, 2004
Class A After Taxes on Distributions	3.52%	5.99%	5.75%
Class A After Taxes on Distributions and Sales	3.94%	5.78%	5.53%
Barclays Capital Long U.S. Credit Index	10.69%	5.90%	5.54%
Lipper Corporate Debt Funds BBB Rated Avg.	10.00%	5.57%	4.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Ultra-Short Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Ultra-Short Income Fund	Class A	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	1.25%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Ultra-Short Income Fund		Class A	Class Y
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.28%	0.20%
Total annual fund operating expenses		1.08%	0.75%
Less fee waiver and/or expense reimbursement	[1]	(0.19%)
Net expenses		0.89%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Ultra-Short Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	215	446	695	1,409
Class Y	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Class A was 268% of its portfolio's average value and 62% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in floating-rate securities and fixed-rate securities with durations of less than or equal to one year that are issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	3.25%
Worst Quarter (of periods shown)	6/30/2010	0.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Ultra-Short Income Fund	1 Year	Since Inception	Inception Date
Class A	1.01%	4.13%	Oct 31, 2006
Class A After Taxes on Distributions	0.29%	2.93%
Class A After Taxes on Distributions and Sales	0.67%	2.82%
Class Y	2.43%	4.48%	Oct 31, 2006
Barclays Capital Short Treasury Index 9-12 months	0.67%	3.02%
Lipper Ultra-Short Obligations Funds Avg.	1.39%	1.57%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Government Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Government Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Government Fund		Class A	Class C
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		3.01%	5.58%
Total annual fund operating expenses		3.81%	7.13%
Less fee waiver and/or expense reimbursement	[1]	(2.77%)	(5.09%)
Net expenses		1.04%	2.04%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2012. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has also agreed to contractually limit direct net operating expenses for Class C to 5.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	1,249	2,039	4,098
Class C	307	1,237	2,266	4,840

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Government Fund Class C	207	1,237	2,266	4,840

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

The Fund also may invest in corporate debt securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated ot other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	4.42%
Worst Quarter (of periods shown)	6/30/2009	-0.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 1231-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Government Fund	1 Year	Since Inception	Inception Date
Class A	4.12%	5.96%	Dec 31, 2008
Class A After Taxes on Distributions	3.15%	4.90%
Class A After Taxes on Distributions and Sales	2.67%	4.48%
Class C	6.13%	7.03%	Dec 31, 2008
Barclays Capital U.S. Government Index	5.52%	1.59%
Lipper General U.S. Government Funds Avg.	5.92%	3.52%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Short-Term Government Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preservation of capital by investing only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Short-Term Government Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Short-Term Government Fund Class A
Management fees		0.55%
Distribution and service (12b-1) fees		0.25%
Other expenses		1.30%
Total annual fund operating expenses		2.10%
Less fee waiver and/or expense reimbursement	[1]	(1.12%)
Net expenses		0.98%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.98% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Short-Term Government Fund Class A	372	810	1,273	2,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal market conditions, the Fund will invest only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert Short-Term Government Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert Short-Term Government Fund, reflect the performance of Class I shares of SMF Calvert Short-Term Government Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2001	3.53%
Worst Quarter (of periods shown)	6/30/2004	-1.33%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert Short-Term Government Fund	1 Year	5 Years	10 Years
Class A	(0.07%)	3.22%	3.19%
Class A After Taxes on Distributions	(0.83%)	2.14%	1.99%
Class A After Taxes on Distributions and Sales	(0.05%)	2.13%	2.01%
Barclays Capital 1-5 Year U.S. Treasury Index	3.73%	4.88%	4.50%
Lipper Short U.S. Government Funds Avg.	2.88%	3.69%	3.44%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Short-Term Government Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preservation of capital by investing only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Short-Term Government Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Short-Term Government Fund Class I
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual fund operating expenses		0.82%
Less fee waiver and/or expense reimbursement	[1]	(0.09%)
Net expenses		0.73%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Short-Term Government Fund Class I	7,456	25,278	44,622	100,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal market conditions, the Fund will invest only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert Short-Term Government Fund.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2001	3.59%
Worst Quarter (of periods shown)	6/30/2004	-1.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert Short-Term Government Fund	1 Year	5 Years	10 Years
Class I	3.02%	4.05%	3.72%
Class I After Taxes on Distributions	2.18%	2.87%	2.48%
Class I After Taxes on Distributions and Sales	1.96%	2.78%	2.45%
Class I Barclays Capital 1-5 Year Treasury Index	3.73%	4.88%	4.50%
Class I Lipper Short U.S. Government Funds Average	2.88%	3.69%	3.44%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert High Yield Bond Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income and capital appreciation, secondarily.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert High Yield Bond Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert High Yield Bond Fund Class A
Management fees		0.75%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.91%
Total annual fund operating expenses		1.91%
Less fee waiver and/or expense reimbursement	[1]	(0.26%)
Net expenses		1.65%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.65% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert High Yield Bond Fund Class A	536	928	1,345	2,504

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization ("NRSRO")), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	10.92%
Worst Quarter (of periods shown)	12/31/2008	-14.17%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Average Annual Total Returns Calvert High Yield Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Class A	11.35%	5.91%	5.96%		Jul 9, 2001
Class A After Taxes on Distributions	8.76%	3.51%	3.29%
Class A After Taxes on Distributions and Sales	7.33%	3.58%	3.41%
BofA Merrill Lynch High Yield Master II Index	15.19%	8.82%	8.66%
Lipper High Current Yield Funds Avg.	14.24%	6.60%		[1]
[1]	For comparison purposes to Lipper, performance for the Fund since 7/31/2001 is 6.43% and the performance for the Lipper High Current Yield Funds Average is 7.11%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert High Yield Bond Fund | Class I
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund seeks high current income and capital appreciation, secondarily.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert High Yield Bond Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Annual Fund Operating Expenses		Calvert High Yield Bond Fund Class I
Management fees	[1]	0.75%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.22%
Total annual fund operating expenses	[1]	0.97%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert High Yield Bond Fund Class I	9,895	30,899	53,629	118,971

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	11.06%
Worst Quarter (of periods shown)	12/31/2008	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert High Yield Bond Fund	1 Year	5 Years	Since Inception		Inception Date
Class I	16.50%	7.13%	6.73%		Jul 9, 2001
Class I After Taxes on Distributions	13.47%	4.50%	3.92%
Class I After Taxes on Distributions and Sales	10.66%	4.49%	3.99%
Class I BofA Merrill Lynch High Yield Master II Index	15.19%	8.82%	8.66%
Class I Lipper High Current Yields Funds Average	14.24%	6.60%		[1]
[1]	For comparison purposes to Lipper, performance for the Fund since 7/31/01 is: Return before taxes 6.73%; Return after taxes on distributions 3.95%; Return after taxes on distributions and sale of Fund shares 4.02%; and the performance for the Lipper High Current Yield Funds Average is 7.11%.

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Bond Portfolio
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Bond Portfolio		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	4.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Bond Portfolio		Class A	Class B	Class C	Class Y
Management fees		0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.20%	1.00%	1.00%	none
Other expenses		0.29%	0.53%	0.26%	0.35%
Total annual fund operating expenses		1.14%	2.18%	1.91%	1.00%
Less fee waiver and/or expense reimbursement	[1]				(0.08%)
Net expenses					0.92%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2012. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example Calvert Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	487	724	979	1,709
Class B	621	882	1,170	2,005
Class C	294	600	1,032	2,233
Class Y	94	310	545	1,217

Expense Example, No Redemption Calvert Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	221	682	1,170	2,005
Class C	194	600	1,032	2,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Rating Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.68%
Worst Quarter (of periods shown)	12/31/2008	-3.66%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Bond Portfolio	1 Year	5 Years	10 Years
Class A	2.18%	3.65%	5.60%
Class A After Taxes on Distributions	0.96%	2.03%	3.60%
Class A After Taxes on Distributions and Sales	1.41%	2.18%	3.62%
Class B	1.04%	3.42%	4.99%
Class C	4.36%	3.63%	5.09%
Class Y	6.50%	4.56%	6.07%
Barclays Capital U.S. Credit Index	8.47%	5.98%	6.55%
Lipper Corporate Debt Funds A Rated Avg.	7.51%	4.78%	5.24%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Bond Portfolio | Class I
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Bond Portfolio Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Bond Portfolio Class I
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.52%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Bond Portfolio Class I	5,316	16,675	29,073	65,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.83%
Worst Quarter (of periods shown)	12/31/2008	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert Bond Portfolio	1 Year	5 Years	10 Years
Class I	6.80%	5.08%	6.63%
Class I After Taxes on Distributions	5.30%	3.22%	4.39%
Class I After Taxes on Distributions and Sales	4.40%	3.26%	4.37%
Class I Barclays Capital U.S. Credit Index	8.47%	5.98%	6.55%
Class I Lipper Corporate Debt Funds A Rated Average	7.51%	4.78%	5.24%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Calvert Money Market Portfolio
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert Money Market Portfolio Money Market Portfolio
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Money Market Portfolio Money Market Portfolio
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.83%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert Money Market Portfolio Money Market Portfolio	85	265	460	1,025

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	1.30%
Worst Quarter (of periods shown)	3/31/2010	0.00%

Average Annual Total Returns (as of 12-31-10)
Average Annual Total Returns Calvert Money Market Portfolio	1 Year	5 Years	10 Years
Money Market Portfolio	0.01%	2.35%	2.01%
Lipper Money Market Funds Avg.	0.03%	2.20%	1.90%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.
Institutional Prime Portfolio
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of  $1.00 per share.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Prime Portfolio Class I
Maximum front-end sales charge (load) on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Annual Fund Operating Expenses		Institutional Prime Portfolio Class I
Management fees	[1]	0.30%
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	0.07%
Total annual fund operating expenses	[1]	0.37%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Prime Portfolio Class I	3,786	11,891	20,764	46,801

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund's assets are invested primarily in top-tier securities, such as:

  high-quality, short-term investments, including obligations of the U.S. Government and agency or instrumentality securities;
  high-quality, U.S. dollar-denominated international money market investments;
  certificates of deposit of major banks;
  commercial paper;
  eligible high-grade, short-term corporate obligations and participation interests in such obligations;
  repurchase agreements;
  bankers acceptances;
  floating rate notes;
  variable-rate demand notes; and
  taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time with that of an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	1.45%
Worst Quarter (of periods shown)	12/31/2010	0.01%

Average Annual Total Returns (as of 12-31-09)
Average Annual Total Returns Institutional Prime Portfolio	1 Year	5 Years	10 Years
Class I	0.10%	2.74%	2.51%
Lipper Institutional Money Market Funds Avg.	0.08%	2.51%	2.29%

For current yield information, call 800-317-2274, or visit Calvert's website at www.calvert.com/institutional.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Calvert Social Investment Fund
Central Index Key	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Calvert Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	11.47%
Worst Quarter (of periods shown)	12/31/2008	-18.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,925
Annual Return 2001	rr_AnnualReturn2001	(5.36%)
Annual Return 2002	rr_AnnualReturn2002	(12.46%)
Annual Return 2003	rr_AnnualReturn2003	17.49%
Annual Return 2004	rr_AnnualReturn2004	7.84%
Annual Return 2005	rr_AnnualReturn2005	5.18%
Annual Return 2006	rr_AnnualReturn2006	8.43%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	(28.98%)
Annual Return 2009	rr_AnnualReturn2009	23.93%
Annual Return 2010	rr_AnnualReturn2010	10.90%
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Calvert Balanced Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	0.85%
Calvert Balanced Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.81%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Calvert Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,375
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	0.87%
Calvert Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Calvert Balanced Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	31,926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	58,113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	133,004
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may also invest in repurchase agreements. An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks and bonds in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result. For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk.Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Unrated Security Risk.Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund's purchase of unrated securities depends on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(4.96%)
Annual Return 2002	rr_AnnualReturn2002	(11.97%)
Annual Return 2003	rr_AnnualReturn2003	17.81%
Annual Return 2004	rr_AnnualReturn2004	7.29%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	8.97%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(28.62%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	11.60%
Worst Quarter (of periods shown)	12/31/2008	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Calvert Balanced Portfolio | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Calvert Balanced Portfolio | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.71%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Calvert Balanced Portfolio | Class I | Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.95%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.71%	[3]
Calvert Balanced Portfolio | Class I | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Calvert Balanced Portfolio | Class I | Lipper Mixed-Asset Target Allocation Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Calvert Balanced Portfolio | Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.95%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.71%	[3]
Calvert Balanced Portfolio | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Calvert Balanced Portfolio | Lipper Mixed-Asset Target Allocation Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Calvert Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ( $1.6 billion to  $369 billion as of
December 31, 2010). The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	594
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
Annual Return 2001	rr_AnnualReturn2001	0.67%
Annual Return 2002	rr_AnnualReturn2002	(14.93%)
Annual Return 2003	rr_AnnualReturn2003	22.31%
Annual Return 2004	rr_AnnualReturn2004	6.69%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	10.16%
Annual Return 2007	rr_AnnualReturn2007	9.94%
Annual Return 2008	rr_AnnualReturn2008	(35.53%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	17.23%
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Calvert Equity Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Calvert Equity Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Calvert Equity Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,070
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,241
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,241
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Calvert Equity Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	15.34%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Calvert Equity Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Net expenses	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,381
1 Year	rr_AverageAnnualReturnYear01	17.57%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Calvert Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,049
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	22,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	38,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	85,854
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index ( $1.6 billion to  $369 billion as of
December 31, 2010). The Fund normally seeks to have a
weighted average market capitalization of at least  $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment StrategiesThe Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	1.05%
Annual Return 2002	rr_AnnualReturn2002	(14.52%)
Annual Return 2003	rr_AnnualReturn2003	23.00%
Annual Return 2004	rr_AnnualReturn2004	7.33%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	10.53%
Annual Return 2008	rr_AnnualReturn2008	(35.19%)
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	17.86%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.18%
Worst Quarter (of periods shown)	12/31/2008	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Calvert Equity Portfolio | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Calvert Equity Portfolio | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Calvert Equity Portfolio | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Calvert Equity Portfolio | Class I | Lipper Large-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)
Calvert Equity Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Calvert Equity Portfolio | Lipper Large-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)
Calvert Social Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) 1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index.The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Social Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.40%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Net expenses	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	548
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Annual Return 2001	rr_AnnualReturn2001	(14.17%)
Annual Return 2002	rr_AnnualReturn2002	(24.68%)
Annual Return 2003	rr_AnnualReturn2003	29.56%
Annual Return 2004	rr_AnnualReturn2004	7.74%
Annual Return 2005	rr_AnnualReturn2005	3.07%
Annual Return 2006	rr_AnnualReturn2006	11.38%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2009	rr_AnnualReturn2009	34.11%
Annual Return 2010	rr_AnnualReturn2010	13.23%
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
10 Years	rr_AverageAnnualReturnYear10	(0.81%)
Calvert Social Index Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.94%)
Calvert Social Index Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	(0.16%)
10 Years	rr_AverageAnnualReturnYear10	(0.71%)
Calvert Social Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.40%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.85%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[6]
Net expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	(1.32%)
Calvert Social Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.40%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Net expenses	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	605
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	(1.31%)
Calvert Social Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[7]
Net expenses	rr_NetExpensesOverAssets	0.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	2,150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	11,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	48,413
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the "Dow Jones TMI"). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2010, the capitalization range of the Calvert Social Index was  $237 million to  $295 billion, and the weighted average capitalization was  $71.3 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2010, there were 674 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund's sustainable and socially responsible investment criteria are described in the Fund's Prospectus under "About Sustainable and Socially Responsible Investing." Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(13.83%)
Annual Return 2002	rr_AnnualReturn2002	(24.45%)
Annual Return 2003	rr_AnnualReturn2003	30.16%
Annual Return 2004	rr_AnnualReturn2004	8.13%
Annual Return 2005	rr_AnnualReturn2005	3.50%
Annual Return 2006	rr_AnnualReturn2006	11.94%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	34.84%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	18.39%
Worst Quarter (of periods shown)	12/31/2008	-25.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.36%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Calvert Social Index Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	(0.06%)
Calvert Social Index Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	0.08%
Calvert Social Index Fund | Class I | Calvert Social Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Calvert Social Index Fund | Class I | Lipper Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Calvert Social Index Fund | Calvert Social Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Calvert Social Index Fund | Lipper Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Calvert Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 54 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2010, the capitalization range of the Index was  $237 million to  $369 billion. The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Enhanced Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Annual Return 2001	rr_AnnualReturn2001	(10.19%)
Annual Return 2002	rr_AnnualReturn2002	(17.52%)
Annual Return 2003	rr_AnnualReturn2003	23.82%
Annual Return 2004	rr_AnnualReturn2004	9.47%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.67%
Annual Return 2007	rr_AnnualReturn2007	(1.65%)
Annual Return 2008	rr_AnnualReturn2008	(38.54%)
Annual Return 2009	rr_AnnualReturn2009	29.58%
Annual Return 2010	rr_AnnualReturn2010	13.00%
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	none
Calvert Enhanced Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
Calvert Enhanced Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	(0.85%)
10 Years	rr_AverageAnnualReturnYear10	0.01%
Calvert Enhanced Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,797
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,797
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	(0.59%)
Calvert Enhanced Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,756
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
10 Years	rr_AverageAnnualReturnYear10	(0.47%)
Calvert Enhanced Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[8]
Net expenses	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	8,270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	28,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	49,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	111,039
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund's performance relative to the Index. At least 65% of the Fund's total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2010, the capitalization range of the Index was  $237 million to
 $369 billion. The Fund normally seeks to have a weighted average market capitalization of at least  $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund's net assets, as well as smaller capitalization names. Any investments not in the Index will meet the Fund's sustainable and socially responsible investment criteria and will be selected to track the Index's risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund's sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor's research analysts to arrive at a final assessment of each stock's attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(9.51%)
Annual Return 2002	rr_AnnualReturn2002	(17.55%)
Annual Return 2003	rr_AnnualReturn2003	23.82%
Annual Return 2004	rr_AnnualReturn2004	9.47%
Annual Return 2005	rr_AnnualReturn2005	4.88%
Annual Return 2006	rr_AnnualReturn2006	13.04%
Annual Return 2007	rr_AnnualReturn2007	(1.14%)
Annual Return 2008	rr_AnnualReturn2008	(38.18%)
Annual Return 2009	rr_AnnualReturn2009	30.44%
Annual Return 2010	rr_AnnualReturn2010	13.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	17.40%
Worst Quarter (of periods shown)	12/31/2008	-23.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	0.83%
Calvert Enhanced Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.55%
Calvert Enhanced Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	0.73%
Calvert Enhanced Equity Fund | Class I | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Calvert Enhanced Equity Fund | Class I | Lipper Large-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Calvert Enhanced Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Calvert Enhanced Equity Fund | Lipper Large-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Calvert Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	15.63%
Worst Quarter (of periods shown)	12/31/08	-25.29%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Net expenses	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Annual Return 2001	rr_AnnualReturn2001	(19.33%)
Annual Return 2002	rr_AnnualReturn2002	(21.27%)
Annual Return 2003	rr_AnnualReturn2003	38.24%
Annual Return 2004	rr_AnnualReturn2004	16.67%
Annual Return 2005	rr_AnnualReturn2005	11.07%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	13.25%
Annual Return 2008	rr_AnnualReturn2008	(45.92%)
Annual Return 2009	rr_AnnualReturn2009	32.59%
Annual Return 2010	rr_AnnualReturn2010	11.53%
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
10 Years	rr_AverageAnnualReturnYear10	0.26%
Calvert Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	(2.08%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Calvert Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Calvert Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,602
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	252
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,602
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
10 Years	rr_AverageAnnualReturnYear10	(0.19%)
Calvert Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
10 Years	rr_AverageAnnualReturnYear10	(0.12%)
Calvert Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.13%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[9]
Net expenses	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,395
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	0.81%
Calvert Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.80%	[10]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[10]
Other expenses	rr_OtherExpensesOverAssets	0.10%	[10]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,489
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29,642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	114,300
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies.
The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ( $1.6 billion to  $369 billion as of December 31, 2010). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(18.46%)
Annual Return 2002	rr_AnnualReturn2002	(20.78%)
Annual Return 2003	rr_AnnualReturn2003	39.01%
Annual Return 2004	rr_AnnualReturn2004	17.37%
Annual Return 2005	rr_AnnualReturn2005	11.69%
Annual Return 2006	rr_AnnualReturn2006	5.12%
Annual Return 2007	rr_AnnualReturn2007	13.94%
Annual Return 2008	rr_AnnualReturn2008	(45.62%)
Annual Return 2009	rr_AnnualReturn2009	33.42%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	15.78%
Worst Quarter (of periods shown)	12/31/2008	-25.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	1.39%
Calvert Large Cap Growth Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	1.36%
Calvert Large Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	1.19%
Calvert Large Cap Growth Fund | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Calvert Large Cap Growth Fund | Class I | Lipper Large-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)
Calvert Large Cap Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Calvert Large Cap Growth Fund | Lipper Large-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)
Calvert Capital Accumulation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses are restated to reflect other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year. Distribution and service (12b-1) fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ( $237 million to  $21.8 billion as of December 31, 2010). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between  $2 billion and  $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/01	23.34%
Worst Quarter (of periods shown)	12/31/08	-25.22%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.22%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert Capital Accumulation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[11],[12]
Other expenses	rr_OtherExpensesOverAssets	0.46%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%	[11]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11],[13]
Net expenses	rr_NetExpensesOverAssets	1.59%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Annual Return 2001	rr_AnnualReturn2001	(12.90%)
Annual Return 2002	rr_AnnualReturn2002	(28.74%)
Annual Return 2003	rr_AnnualReturn2003	30.55%
Annual Return 2004	rr_AnnualReturn2004	8.50%
Annual Return 2005	rr_AnnualReturn2005	(0.38%)
Annual Return 2006	rr_AnnualReturn2006	6.14%
Annual Return 2007	rr_AnnualReturn2007	9.56%
Annual Return 2008	rr_AnnualReturn2008	(36.90%)
Annual Return 2009	rr_AnnualReturn2009	30.35%
Annual Return 2010	rr_AnnualReturn2010	30.02%
1 Year	rr_AverageAnnualReturnYear01	23.83%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	0.36%
Calvert Capital Accumulation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.83%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Calvert Capital Accumulation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Calvert Capital Accumulation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[11]
Other expenses	rr_OtherExpensesOverAssets	1.09%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.99%	[11]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[11],[13]
Net expenses	rr_NetExpensesOverAssets		[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	802
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,983
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,572
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,983
1 Year	rr_AverageAnnualReturnYear01	23.58%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	(0.09%)
Calvert Capital Accumulation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[11]
Other expenses	rr_OtherExpensesOverAssets	0.57%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[11]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[11],[13]
Net expenses	rr_NetExpensesOverAssets		[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,806
1 Year	rr_AverageAnnualReturnYear01	27.97%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	0.04%
Calvert Capital Accumulation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.90%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[11]
Other expenses	rr_OtherExpensesOverAssets	0.45%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[11]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[11],[13]
Net expenses	rr_NetExpensesOverAssets		[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_AverageAnnualReturnYear01	30.02%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	0.86%
Calvert Capital Accumulation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%	[14]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[14]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[14]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14],[15]
Net expenses	rr_NetExpensesOverAssets	0.86%	[14]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	8,778
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	28,541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	115,929
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ( $237 million to  $21.8 billion as of December 31, 2010). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between  $2 billion and  $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(23.08%)
Annual Return 2002	rr_AnnualReturn2002	(28.68%)
Annual Return 2003	rr_AnnualReturn2003	31.26%
Annual Return 2004	rr_AnnualReturn2004	9.40%
Annual Return 2005	rr_AnnualReturn2005	0.54%
Annual Return 2006	rr_AnnualReturn2006	6.98%
Annual Return 2007	rr_AnnualReturn2007	10.42%
Annual Return 2008	rr_AnnualReturn2008	(36.37%)
Annual Return 2009	rr_AnnualReturn2009	31.71%
Annual Return 2010	rr_AnnualReturn2010	31.14%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2001	22.61%
Worst Quarter (of periods shown)	12/31/2008	-25.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	31.14%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.14%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	0.26%
Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.24%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Calvert Capital Accumulation Fund | Class I | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Calvert Capital Accumulation Fund | Class I | Lipper Mid-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Calvert Capital Accumulation Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Calvert Capital Accumulation Fund | Lipper Mid-Cap Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Calvert International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ( $30 million to  $204 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,592
Annual Return 2001	rr_AnnualReturn2001	(23.77%)
Annual Return 2002	rr_AnnualReturn2002	(13.13%)
Annual Return 2003	rr_AnnualReturn2003	29.00%
Annual Return 2004	rr_AnnualReturn2004	17.25%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	26.60%
Annual Return 2007	rr_AnnualReturn2007	1.90%
Annual Return 2008	rr_AnnualReturn2008	(46.32%)
Annual Return 2009	rr_AnnualReturn2009	21.74%
Annual Return 2010	rr_AnnualReturn2010	5.82%
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05	(3.20%)
10 Years	rr_AverageAnnualReturnYear10	(0.56%)
Calvert International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.89%
5 Years	rr_AverageAnnualReturnYear05	(3.99%)
10 Years	rr_AverageAnnualReturnYear10	(0.97%)
Calvert International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	(0.36%)
Calvert International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,132
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	313
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,625
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,132
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	(3.48%)
10 Years	rr_AverageAnnualReturnYear10	(1.23%)
Calvert International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.79%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	865
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,119
1 Year	rr_AverageAnnualReturnYear01	3.88%
5 Years	rr_AverageAnnualReturnYear05	(3.09%)
10 Years	rr_AverageAnnualReturnYear10	(0.98%)
Calvert International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.09%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[16]
Net expenses	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,486
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
10 Years	rr_AverageAnnualReturnYear10	0.03%
Calvert International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.89%	[17]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[17]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[17]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	36,535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	63,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	139,753
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Global Investable Market Index ("IMI") ( $30 million to
 $204 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio's risk level and maximize the Fund's return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities from each of the Advisor's or Subadvisor's portfolios. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	(23.22%)
Annual Return 2002	rr_AnnualReturn2002	(12.26%)
Annual Return 2003	rr_AnnualReturn2003	30.11%
Annual Return 2004	rr_AnnualReturn2004	18.29%
Annual Return 2005	rr_AnnualReturn2005	11.88%
Annual Return 2006	rr_AnnualReturn2006	27.47%
Annual Return 2007	rr_AnnualReturn2007	2.52%
Annual Return 2008	rr_AnnualReturn2008	(45.98%)
Annual Return 2009	rr_AnnualReturn2009	22.88%
Annual Return 2010	rr_AnnualReturn2010	6.62%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	23.79%
Worst Quarter (of periods shown)	12/31/2008	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	0.71%
Calvert International Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
10 Years	rr_AverageAnnualReturnYear10	0.30%
Calvert International Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	0.76%
Calvert International Equity Fund | Class I | MSCI EAFE IMI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Calvert International Equity Fund | Class I | Lipper International Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Calvert International Equity Fund | MSCI EAFE IMI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Calvert International Equity Fund | Lipper International Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Calvert International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 42 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ( $30 million to  $16.7 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately  $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.87%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[18]
Net expenses	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,095
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,912
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	34.87%
Annual Return 2010	rr_AnnualReturn2010	12.58%
1 Year	rr_AverageAnnualReturnYear01	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Calvert International Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.73%)
Calvert International Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.95%)
Calvert International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.88%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[18]
Net expenses	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,057
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,880
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,018
1 Year	rr_AverageAnnualReturnYear01	10.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Calvert International Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.73%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.32%)	[18]
Net expenses	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,205
1 Year	rr_AverageAnnualReturnYear01	12.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Calvert International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term capital appreciation through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[19]
Net expenses	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	12,228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	49,327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	88,892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	199,695
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Small-Mid ("SMID") Index ( $30 million to  $16.7 billion as of December 31, 2010). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately
 $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation, and the Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2008	rr_AnnualReturn2008	(43.55%)
Annual Return 2009	rr_AnnualReturn2009	35.39%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	24.14%
Worst Quarter (of periods shown)	12/31/2008	-24.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Calvert International Opportunities Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.89%)
Calvert International Opportunities Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Calvert International Opportunities Fund | Class I | MSCI EAFE SMID Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.99%)
Calvert International Opportunities Fund | Class I | Lipper International Multi-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.39%)
Calvert International Opportunities Fund | MSCI EAFE SMID Index (for Class A and Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.99%)
Calvert International Opportunities Fund | Lipper International Multi-Cap Growth Funds Avg. (for Class A and Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
Calvert International Opportunities Fund | MSCI EAFE SMID Index (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.68%)
Calvert International Opportunities Fund | Lipper International Multi-Cap Growth Funds Avg. (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.45%)
Calvert Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of  $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund's benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor's stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund's investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In November 2010 the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small cap value fund to a small cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Note: there is no performance table for Class B because the Class has had less than one calendar year of operations.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(as of 12/31/10) (with maximum sales charge deducted)
Calvert Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%	[14]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Other expenses	rr_OtherExpensesOverAssets	0.54%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%	[14]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14],[20]
Net expenses	rr_NetExpensesOverAssets	1.69%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	639
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Annual Return 2005	rr_AnnualReturn2005	(5.97%)
Annual Return 2006	rr_AnnualReturn2006	20.05%
Annual Return 2007	rr_AnnualReturn2007	(2.32%)
Annual Return 2008	rr_AnnualReturn2008	(33.76%)
Annual Return 2009	rr_AnnualReturn2009	20.73%
Annual Return 2010	rr_AnnualReturn2010	22.91%
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2004
Calvert Small Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Calvert Small Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.11%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Calvert Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%	[14]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[14]
Other expenses	rr_OtherExpensesOverAssets	1.25%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.20%	[14]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[14],[20]
Net expenses	rr_NetExpensesOverAssets	3.19%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	822
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,165
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	322
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	984
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,672
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,165
Calvert Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%	[14]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[14]
Other expenses	rr_OtherExpensesOverAssets	0.75%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.70%	[14]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[14],[20]
Net expenses	rr_NetExpensesOverAssets	2.69%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	836
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	836
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,030
1 Year	rr_AverageAnnualReturnYear01	20.70%
5 Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2005
Calvert Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.80%	[14]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[14]
Other expenses	rr_OtherExpensesOverAssets	0.19%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[14]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14],[21]
Net expenses	rr_NetExpensesOverAssets	0.92%	[14]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,388
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	30,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	53,310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	119,992
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of  $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund's benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor's stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund's investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index, its prior index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2006	rr_AnnualReturn2006	20.96%
Annual Return 2007	rr_AnnualReturn2007	(1.55%)
Annual Return 2008	rr_AnnualReturn2008	(33.22%)
Annual Return 2009	rr_AnnualReturn2009	21.63%
Annual Return 2010	rr_AnnualReturn2010	23.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	16.91%
Worst Quarter (of periods shown)	12/31/2008	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.93%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In November 2010, the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small-cap value fund to a small-cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	23.84%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Small Cap Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.78%
5 Years	rr_AverageAnnualReturnYear05	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Calvert Small Cap Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Calvert Small Cap Fund | Class I | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[22]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[22]
Calvert Small Cap Fund | Class I | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Calvert Small Cap Fund | Class I | Lipper Small-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.23%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Calvert Small Cap Fund | Russell 2000 Index (for Class A)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[23]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%	[23]
Calvert Small Cap Fund | Russell 2000 Value Index (for Class A)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%	[23]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[23]
Calvert Small Cap Fund | Lipper Small-Cap Core Funds Avg. (for Class A)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.23%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception		[24]
Calvert Small Cap Fund | Russell 2000 Index (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[23]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[23]
Calvert Small Cap Fund | Russell 2000 Value Index (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%	[23]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%	[23]
Calvert Small Cap Fund | Lipper Small-Cap Core Funds Avg. (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.23%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception		[25]
Calvert Global Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.93%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Global Alternative Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[26]
Net expenses	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,899
Annual Return 2008	rr_AnnualReturn2008	(58.18%)
Annual Return 2009	rr_AnnualReturn2009	23.04%
Annual Return 2010	rr_AnnualReturn2010	(20.12%)
1 Year	rr_AverageAnnualReturnYear01	(23.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Calvert Global Alternative Energy Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.13%)
Calvert Global Alternative Energy Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.96%)
Calvert Global Alternative Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.05%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[26]
Net expenses	rr_NetExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	388
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,351
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	923
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,584
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,351
1 Year	rr_AverageAnnualReturnYear01	(21.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Calvert Global Alternative Energy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund's corporate responsibility standards and strategies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.10%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[27]
Net expenses	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	14,252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	46,429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	80,898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	178,198
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will
(1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see "Description of Alternative Energy Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments' policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2008	rr_AnnualReturn2008	(58.01%)
Annual Return 2009	rr_AnnualReturn2009	23.63%
Annual Return 2010	rr_AnnualReturn2010	(19.70%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	28.42%
Worst Quarter (of periods shown)	12/31/2008	-33.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	(19.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Calvert Global Alternative Energy Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.63%)
Calvert Global Alternative Energy Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.79%)
Calvert Global Alternative Energy Fund | Class I | Ardour Global Alternative Energy Index (Composite)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.86%)
Calvert Global Alternative Energy Fund | Class I | Lipper Global Natural Resources Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Calvert Global Alternative Energy Fund | Ardour Global Alternative Energy Index (Composite) (for Class A)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.86%)
Calvert Global Alternative Energy Fund | Lipper Global Natural Resources Funds Avg. (for Class A)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Calvert Global Alternative Energy Fund | Ardour Global Alternative Energy Index (Composite) (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.49%)
Calvert Global Alternative Energy Fund | Lipper Global Natural Resources Funds Avg. (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Calvert Global Water Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund's corporate responsibility standards and strategies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products, including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see "Description of Water Indices" in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored, and Global Depositary Receipts ("GDRs").

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	3/31/09	-12.99%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.99%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert Global Water Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.64%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[28]
Net expenses	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,252
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	13.62%
1 Year	rr_AverageAnnualReturnYear01	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Calvert Global Water Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Calvert Global Water Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Calvert Global Water Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.91%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[28]
Net expenses	rr_NetExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	388
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,064
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,096
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,921
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,064
1 Year	rr_AverageAnnualReturnYear01	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Calvert Global Water Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.98%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.38%)	[28]
Net expenses	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,454
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,219
1 Year	rr_AverageAnnualReturnYear01	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008
Calvert Global Water Fund | S-Network Global Water Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Calvert Global Water Fund | Lipper Global Natural Resources Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Calvert Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund's corporate responsibility standards and strategies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 26 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ( $237 million to  $369 billion as of December 31, 2010). The Fund normally seeks to have a weighted average market capitalization of at least  $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly.

The Fund primarily invests in U.S. large cap companies but may also invest in mid-cap and small-cap companies. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. F

The Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers' current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company's valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund's threshold responsibility standards. Investments must be consistent with the Fund's current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/03	21.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted, if any)
Calvert Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[29]
Net expenses	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	594
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,624
Annual Return 2001	rr_AnnualReturn2001	10.07%
Annual Return 2002	rr_AnnualReturn2002	(24.20%)
Annual Return 2003	rr_AnnualReturn2003	34.91%
Annual Return 2004	rr_AnnualReturn2004	14.37%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	22.66%
Annual Return 2007	rr_AnnualReturn2007	0.35%
Annual Return 2008	rr_AnnualReturn2008	(39.30%)
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2010	rr_AnnualReturn2010	10.96%
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	3.05%
Calvert Large Cap Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	1.65%
Calvert Large Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	2.01%
Calvert Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.09%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[29]
Net expenses	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,921
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,282
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,921
1 Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	18.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2008
Calvert Large Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[29]
Net expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,403
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Calvert Large Cap Value Fund | Russell 1000 Value Index (for Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Calvert Large Cap Value Fund | Lipper Large-Cap Value Funds Avg. (for Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.96%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Calvert Large Cap Value Fund | Russell 1000 Value Index (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	18.80%
Calvert Large Cap Value Fund | Lipper Large-Cap Value Funds Avg. (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.96%
Since Inception	rr_AverageAnnualReturnSinceInception		[30]
Calvert Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and capital appreciation, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
20% to 40% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.39%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[31]
Net expenses	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	576
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,143
Annual Return 2006	rr_AnnualReturn2006	7.16%
Annual Return 2007	rr_AnnualReturn2007	5.89%
Annual Return 2008	rr_AnnualReturn2008	(16.17%)
Annual Return 2009	rr_AnnualReturn2009	16.33%
Annual Return 2010	rr_AnnualReturn2010	8.56%
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Calvert Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Conservative Allocation Fund | Barclays Capital U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Calvert Conservative Allocation Fund | Conservative Allocation Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%	[32]
5 Years	rr_AverageAnnualReturnYear05	4.69%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[32]
Calvert Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Calvert Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments.The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments.The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none	[33]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[33]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[33]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[33]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2006	rr_AnnualReturn2006	10.21%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(29.05%)
Annual Return 2009	rr_AnnualReturn2009	21.92%
Annual Return 2010	rr_AnnualReturn2010	10.22%
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Calvert Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none	[33]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[33]
Other expenses	rr_OtherExpensesOverAssets	0.37%	[33]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[33]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[34]
Net expenses	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,895
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	47,288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	87,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	198,777
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

20% to 50% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 10% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2006	rr_AnnualReturn2006	10.21%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(28.72%)
Annual Return 2009	rr_AnnualReturn2009	22.60%
Annual Return 2010	rr_AnnualReturn2010	10.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	13.35%
Worst Quarter (of periods shown)	12/31/2008	-12.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Calvert Moderate Allocation Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	1.72%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Calvert Moderate Allocation Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Calvert Moderate Allocation Fund | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Calvert Moderate Allocation Fund | Class I | Moderate Allocation Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%	[35]
5 Years	rr_AverageAnnualReturnYear05	3.77%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[35]
Calvert Moderate Allocation Fund | Class I | Lipper Mixed-Asset Target Allocation Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Calvert Moderate Allocation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Calvert Moderate Allocation Fund | Moderate Allocation Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%	[36]
5 Years	rr_AverageAnnualReturnYear05	3.77%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[36]
Calvert Moderate Allocation Fund | Lipper Mixed-Asset Target Allocation Growth Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Calvert Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 88 of this Prospectus, and under "Method of Distribution" on page 49 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments.The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments.The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments.The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund's other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10) (with maximum sales charge deducted)
Calvert Aggressive Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[37]
Net expenses	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,411
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.32%)
Annual Return 2009	rr_AnnualReturn2009	26.18%
Annual Return 2010	rr_AnnualReturn2010	12.07%
1 Year	rr_AverageAnnualReturnYear01	6.74%
5 Years	rr_AverageAnnualReturnYear05	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Calvert Aggressive Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Calvert Aggressive Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Calvert Aggressive Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.61%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	264
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	811
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,944
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Calvert Aggressive Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1347.85%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	1348.84%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1347.77%)	[34]
Net expenses	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same;

· any Calvert expense limitation is in effect for the period indicated in the fee table above; and

· the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,910
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	50,375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	92,373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	209,545
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund's investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the investment advisor (the "Advisor"). The Fund's asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund's net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

0% to 20% of Fund's net assets	In Calvert Bond Portfolio (which invests primarily in fixed-income securities)
0% to 5% of Fund's net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund's portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see "Description of Underlying Funds" in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund's assets among underlying Calvert funds. The Advisor evaluates quarterly any necessary rebalancing of the Fund to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates annually any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert's philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund's sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund's sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund's current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor's selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund's greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual stocks and/or bonds in an underlying fund may not perform as expected, and the underlying fund's portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund's use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund ("ETF") Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at  $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	12.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	16.96%
Worst Quarter (of periods shown)	12/31/2008	-21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2005
Calvert Aggressive Allocation Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Calvert Aggressive Allocation Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Calvert Aggressive Allocation Fund | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Calvert Aggressive Allocation Fund | Class I | Aggressive Allocation Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%	[38]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[38]
Calvert Aggressive Allocation Fund | Class I | Lipper Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Calvert Aggressive Allocation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Calvert Aggressive Allocation Fund | Aggressive Allocation Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%	[38]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[38]
Calvert Aggressive Allocation Fund | Lipper Multi-Cap Core Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds ), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated ot other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.91%
Worst Quarter (of periods shown)	12/31/2008	-7.72%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.72%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Calvert Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.68%	[39]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[39]
Other expenses	rr_OtherExpensesOverAssets	0.30%	[39]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	496
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,808
Annual Return 2001	rr_AnnualReturn2001	14.20%
Annual Return 2002	rr_AnnualReturn2002	5.05%
Annual Return 2003	rr_AnnualReturn2003	13.64%
Annual Return 2004	rr_AnnualReturn2004	5.22%
Annual Return 2005	rr_AnnualReturn2005	3.47%
Annual Return 2006	rr_AnnualReturn2006	4.82%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	(12.00%)
Annual Return 2009	rr_AnnualReturn2009	16.42%
Annual Return 2010	rr_AnnualReturn2010	6.45%
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Calvert Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Calvert Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Calvert Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.68%	[39]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[39]
Other expenses	rr_OtherExpensesOverAssets	0.42%	[39]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	858
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,004
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,004
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Calvert Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.68%	[39]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[39]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[39]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Calvert Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.68%	[39]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[39]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[39]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Calvert Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	rr_ManagementFeesOverAssets	0.49%	[40]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[40]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[40]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%	[40]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 259% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	5,622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	17,629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	30,728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	68,928
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	14.63%
Annual Return 2002	rr_AnnualReturn2002	5.64%
Annual Return 2003	rr_AnnualReturn2003	14.45%
Annual Return 2004	rr_AnnualReturn2004	5.83%
Annual Return 2005	rr_AnnualReturn2005	4.21%
Annual Return 2006	rr_AnnualReturn2006	5.42%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(11.35%)
Annual Return 2009	rr_AnnualReturn2009	17.12%
Annual Return 2010	rr_AnnualReturn2010	7.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	8.03%
Worst Quarter (of periods shown)	12/31/2008	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.52%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Calvert Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Calvert Income Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Calvert Income Fund | Class I | Barclays Capital U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Calvert Income Fund | Class I | Lipper Corporate Debt Funds BBB Rated Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.00%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Calvert Income Fund | Barclays Capital U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Calvert Income Fund | Lipper Corporate Debt Funds BBB Rated Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.00%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Calvert Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	5.03%
Worst Quarter (of periods shown)	12/31/2008	-1.60%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)(with maximum sales charge deducted, if any)
Calvert Short Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[41]
Net expenses	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,618
Annual Return 2003	rr_AnnualReturn2003	8.62%
Annual Return 2004	rr_AnnualReturn2004	3.62%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	5.25%
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	(0.95%)
Annual Return 2009	rr_AnnualReturn2009	12.13%
Annual Return 2010	rr_AnnualReturn2010	3.72%
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Calvert Short Duration Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Calvert Short Duration Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Calvert Short Duration Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,116
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Calvert Short Duration Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Calvert Short Duration Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-tem bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	rr_ManagementFeesOverAssets	0.42%	[42]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[42]
Other expenses	rr_OtherExpensesOverAssets	0.09%	[42]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%	[42]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	5,215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16,356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	64,047
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's")or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2003	rr_AnnualReturn2003	9.16%
Annual Return 2004	rr_AnnualReturn2004	4.15%
Annual Return 2005	rr_AnnualReturn2005	3.71%
Annual Return 2006	rr_AnnualReturn2006	5.61%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	(0.57%)
Annual Return 2009	rr_AnnualReturn2009	12.62%
Annual Return 2010	rr_AnnualReturn2010	4.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	5.16%
Worst Quarter (of periods shown)	12/31/2008	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.45%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 26, 2002
Calvert Short Duration Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.04%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Calvert Short Duration Income Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Calvert Short Duration Income Fund | Class I | Barclays Capital 1-5 Year U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Calvert Short Duration Income Fund | Class I | Lipper Short Investment Grade Debt Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception		[43]
Calvert Short Duration Income Fund | Barclays Capital 1-5 Year U.S. Credit Index (for Class A and Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Calvert Short Duration Income Fund | Lipper Short Investment Grade Debt Funds Avg. (for Class A and Class Y)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Calvert Short Duration Income Fund | Barclays Capital 1-5 Year U.S. Credit Index (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Calvert Short Duration Income Fund | Lipper Short Investment Grade Debt Funds Avg. (for Class C)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception		[44]
Calvert Long-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 596% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	596.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund will have a 10-year dollar-weighted average portfolio maturity.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	8.33%
Worst Quarter (of periods shown)	9/30/2005	-1.18%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Calvert Long-Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.68%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[45]
Net expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,974
Annual Return 2005	rr_AnnualReturn2005	6.07%
Annual Return 2006	rr_AnnualReturn2006	5.43%
Annual Return 2007	rr_AnnualReturn2007	8.28%
Annual Return 2008	rr_AnnualReturn2008	5.63%
Annual Return 2009	rr_AnnualReturn2009	17.09%
Annual Return 2010	rr_AnnualReturn2010	10.28%
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
Calvert Long-Term Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
Calvert Long-Term Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Calvert Long-Term Income Fund | Barclays Capital Long U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Calvert Long-Term Income Fund | Lipper Corporate Debt Funds BBB Rated Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.00%
5 Years	rr_AverageAnnualReturnYear05	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Calvert Ultra-Short Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Class A was 268% of its portfolio's average value and 62% for Class Y.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in floating-rate securities and fixed-rate securities with durations of less than or equal to one year that are issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	3.25%
Worst Quarter (of periods shown)	6/30/2010	0.24%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.24%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Calvert Ultra-Short Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.25%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[46]
Net expenses	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2007	rr_AnnualReturn2007	5.20%
Annual Return 2008	rr_AnnualReturn2008	2.98%
Annual Return 2009	rr_AnnualReturn2009	7.29%
Annual Return 2010	rr_AnnualReturn2010	2.30%
1 Year	rr_AverageAnnualReturnYear01	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
Calvert Ultra-Short Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Calvert Ultra-Short Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Calvert Ultra-Short Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_AverageAnnualReturnYear01	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
Calvert Ultra-Short Income Fund | Barclays Capital Short Treasury Index 9-12 months
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Calvert Ultra-Short Income Fund | Lipper Ultra-Short Obligations Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Calvert Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	401.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund's assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund's average maturity.

The Fund also may invest in corporate debt securities, taxable municipal securities, asset-backed securities ("ABS"), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated ot other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	4.42%
Worst Quarter (of periods shown)	6/30/2009	-0.88%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 1231-10) (with maximum sales charge deducted, if any)
Calvert Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.81%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.77%)	[47]
Net expenses	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,039
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,098
Annual Return 2009	rr_AnnualReturn2009	7.79%
Annual Return 2010	rr_AnnualReturn2010	8.18%
1 Year	rr_AverageAnnualReturnYear01	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Calvert Government Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Calvert Government Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Calvert Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.13%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.09%)	[47]
Net expenses	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,266
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,840
1 Year	rr_AverageAnnualReturnYear01	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Calvert Government Fund | Barclays Capital U.S. Government Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Calvert Government Fund | Lipper General U.S. Government Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Calvert Short-Term Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide a high level of current income and preservation of capital by investing only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	208.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert Short-Term Government Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert Short-Term Government Fund, reflect the performance of Class I shares of SMF Calvert Short-Term Government Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2001	3.53%
Worst Quarter (of periods shown)	6/30/2004	-1.33%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Calvert Short-Term Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[48]
Net expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,553
Annual Return 2001	rr_AnnualReturn2001	6.56%
Annual Return 2002	rr_AnnualReturn2002	6.17%
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	0.75%
Annual Return 2005	rr_AnnualReturn2005	1.55%
Annual Return 2006	rr_AnnualReturn2006	3.64%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	3.79%
Annual Return 2009	rr_AnnualReturn2009	3.15%
Annual Return 2010	rr_AnnualReturn2010	2.76%
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Calvert Short-Term Government Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Calvert Short-Term Government Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Calvert Short-Term Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide a high level of current income and preservation of capital by investing only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[49]
Net expenses	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	208.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,456
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	25,278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	44,622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	100,515
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest only in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or derivative instruments related to such investments. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighted average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert Short-Term Government Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert Short-Term Government Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	6.83%
Annual Return 2002	rr_AnnualReturn2002	6.42%
Annual Return 2003	rr_AnnualReturn2003	1.13%
Annual Return 2004	rr_AnnualReturn2004	1.01%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	3.91%
Annual Return 2007	rr_AnnualReturn2007	5.92%
Annual Return 2008	rr_AnnualReturn2008	4.02%
Annual Return 2009	rr_AnnualReturn2009	3.39%
Annual Return 2010	rr_AnnualReturn2010	3.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2001	3.59%
Worst Quarter (of periods shown)	6/30/2004	-1.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.26%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Calvert Short-Term Government Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Calvert Short-Term Government Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Calvert Short-Term Government Fund | Class I | Barclays Capital 1-5 Year Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Calvert Short-Term Government Fund | Class I | Lipper Short U.S. Government Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Calvert Short-Term Government Fund | Barclays Capital 1-5 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Calvert Short-Term Government Fund | Lipper Short U.S. Government Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and capital appreciation, secondarily.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization ("NRSRO")), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	10.92%
Worst Quarter (of periods shown)	12/31/2008	-14.17%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted)
Calvert High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[50]
Net expenses	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,504
Annual Return 2002	rr_AnnualReturn2002	(8.64%)
Annual Return 2003	rr_AnnualReturn2003	22.92%
Annual Return 2004	rr_AnnualReturn2004	10.57%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	10.55%
Annual Return 2007	rr_AnnualReturn2007	1.51%
Annual Return 2008	rr_AnnualReturn2008	(22.11%)
Annual Return 2009	rr_AnnualReturn2009	36.91%
Annual Return 2010	rr_AnnualReturn2010	15.71%
1 Year	rr_AverageAnnualReturnYear01	11.35%
5 Years	rr_AverageAnnualReturnYear05	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2001
Calvert High Yield Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Calvert High Yield Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Calvert High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and capital appreciation, secondarily.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	rr_ManagementFeesOverAssets	0.75%	[51]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[51]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[51]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[51]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	9,895
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	30,899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	53,629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	118,971
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Collateralized Mortgage Obligation ("CMO") Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Leverage Risk. If leverage were employed, borrowing would magnify the potential for gain or loss on the Fund's portfolio securities and would increase the possibility of fluctuation in the Fund's net asset value. Interest costs might not be recovered by appreciation of the securities purchased.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2002	rr_AnnualReturn2002	(8.41%)
Annual Return 2003	rr_AnnualReturn2003	23.26%
Annual Return 2004	rr_AnnualReturn2004	10.83%
Annual Return 2005	rr_AnnualReturn2005	6.73%
Annual Return 2006	rr_AnnualReturn2006	10.80%
Annual Return 2007	rr_AnnualReturn2007	1.75%
Annual Return 2008	rr_AnnualReturn2008	(21.89%)
Annual Return 2009	rr_AnnualReturn2009	37.58%
Annual Return 2010	rr_AnnualReturn2010	16.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/2009	11.06%
Worst Quarter (of periods shown)	12/31/2008	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2001
Calvert High Yield Bond Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Calvert High Yield Bond Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Calvert High Yield Bond Fund | Class I | BofA Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Calvert High Yield Bond Fund | Class I | Lipper High Current Yields Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Calvert High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Calvert High Yield Bond Fund | Lipper High Current Yield Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception		[53]
Calvert Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 51 and "Reduced Sales Charges" on page 55 of this Prospectus, and under "Method of Distribution" on page 38 of the Fund's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest  $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Rating Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.68%
Worst Quarter (of periods shown)	12/31/2008	-3.66%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.66%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10) (with maximum sales charge deducted, if any)
Calvert Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	487
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,709
Annual Return 2001	rr_AnnualReturn2001	13.39%
Annual Return 2002	rr_AnnualReturn2002	6.15%
Annual Return 2003	rr_AnnualReturn2003	8.18%
Annual Return 2004	rr_AnnualReturn2004	5.94%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	6.66%
Annual Return 2008	rr_AnnualReturn2008	(5.03%)
Annual Return 2009	rr_AnnualReturn2009	10.86%
Annual Return 2010	rr_AnnualReturn2010	6.17%
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Calvert Bond Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Calvert Bond Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Calvert Bond Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,005
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,005
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Calvert Bond Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Calvert Bond Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[54]
Net expenses	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,217
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Calvert Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	5,316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16,675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	29,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	65,269
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund invests principally in bonds issued by U.S. corporations and by the U.S. Government and its agencies (e.g., Government National Mortgage Association, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC")). The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs").

The Fund is non-diversified.

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed Security Risk. Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk of not achieving full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation Risk. There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

American Depositary Receipt Risk. The risks of ADRs include many risks associated with investing directly in foreign securities such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Annual Return 2001	rr_AnnualReturn2001	14.05%
Annual Return 2002	rr_AnnualReturn2002	6.74%
Annual Return 2003	rr_AnnualReturn2003	8.77%
Annual Return 2004	rr_AnnualReturn2004	6.61%
Annual Return 2005	rr_AnnualReturn2005	5.04%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	7.25%
Annual Return 2008	rr_AnnualReturn2008	(4.50%)
Annual Return 2009	rr_AnnualReturn2009	11.57%
Annual Return 2010	rr_AnnualReturn2010	6.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	7.83%
Worst Quarter (of periods shown)	12/31/2008	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Calvert Bond Portfolio | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.30%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Calvert Bond Portfolio | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Calvert Bond Portfolio | Class I | Barclays Capital U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Calvert Bond Portfolio | Class I | Lipper Corporate Debt Funds A Rated Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Calvert Bond Portfolio | Barclays Capital U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Calvert Bond Portfolio | Lipper Corporate Debt Funds A Rated Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Calvert Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment criteria, including financial, sustainability and social responsibility factors.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $10,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year; and

· the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund's performance over time with an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	1.30%
Worst Quarter (of periods shown)	3/31/2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-10)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-368-2745
Calvert Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	3.57%
Annual Return 2002	rr_AnnualReturn2002	1.25%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.64%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.27%
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	0.43%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Calvert Money Market Portfolio | Lipper Money Market Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Institutional Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of  $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

· you invest  $1,000,000 in the Fund for the time periods indicated;

· your investment has a 5% return each year;

· the Fund's operating expenses remain the same; and

· any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years Investment is Held
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

The Fund's assets are invested primarily in top-tier securities, such as:

  high-quality, short-term investments, including obligations of the U.S. Government and agency or instrumentality securities;
  high-quality, U.S. dollar-denominated international money market investments;
  certificates of deposit of major banks;
  commercial paper;
  eligible high-grade, short-term corporate obligations and participation interests in such obligations;
  repurchase agreements;
  bankers acceptances;
  floating rate notes;
  variable-rate demand notes; and
  taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time with that of an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-368-2745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2001	1.45%
Worst Quarter (of periods shown)	12/31/2010	0.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current yield information, call 800-317-2274, or visit Calvert's website at www.calvert.com/institutional.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12-31-09)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-317-2274
Institutional Prime Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.30%	[55]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[55]
Other expenses	rr_OtherExpensesOverAssets	0.07%	[55]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%	[55]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	3,786
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	11,891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	20,764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	46,801
Annual Return 2001	rr_AnnualReturn2001	4.20%
Annual Return 2002	rr_AnnualReturn2002	1.81%
Annual Return 2003	rr_AnnualReturn2003	1.08%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.13%
Annual Return 2006	rr_AnnualReturn2006	4.87%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	3.07%
Annual Return 2009	rr_AnnualReturn2009	0.66%
Annual Return 2010	rr_AnnualReturn2010	0.10%
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Institutional Prime Portfolio | Lipper Institutional Money Market Funds Avg.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	2.29%

[1]	The contingent deferred sales charge reduces over time.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.72%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[3]	The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[4]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[5]	Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[6]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[7]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. Direct net operating expenses will not exceed 0.21%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[8]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.81%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[9]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.
[10]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 0.90%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustment.
[11]	Total annual fund operating expenses are restated to reflect other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[12]	Distribution and service (12b-1) fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.
[13]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.59% for Class A, 2.59% for Class C and 1.44% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[14]	Total annual fund operating expenses are restated to reflect current management fees and other expense estimates for the current fiscal year rather than the fees in effect during the previous fiscal year.
[15]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.86%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[16]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[17]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct net operating expenses will not exceed 1.10%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[18]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C and 1.41% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[19]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.20%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[20]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[21]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.92%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[22]	In November 2010, the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small-cap value fund to a small-cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[23]	In November 2010 the Fund changed its broad-based benchmark to the Russell 2000 Index from the Russell 2000 Value Index in connection with the Fund's change from a small cap value fund to a small cap core fund. The new benchmark is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[24]	For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 2.92%; Class A return after taxes on distributions is 2.12%; Class A return after taxes on distributions and sale of Fund shares is 1.81%; and Lipper Small-Cap Core Funds Average is 6.32%.
[25]	For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 3.48%, and Lipper Small-Cap Core Funds Average is 6.51%.
[26]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.85% for Class A and 2.85% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[27]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40%. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[28]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.
[29]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2012. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[30]	For comparison purposes to Lipper, performance since 12/31/08 is as follows: Class C return is 16.49%, and Lipper Large Cap Value Funds Average is 18.53%
[31]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[32]	The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[33]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[34]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2020, Calvert has further contractually agreed to limit the expense cap to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[35]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3 month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[36]	The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[37]	Calvert has agreed to contractually limit direct ordinary operating expenses through January 31, 2012. This expense limitation does not limit the Acquired Fund Fees and Expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[38]	The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.
[39]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.09% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[40]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.84% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[41]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[42]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.75% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[43]	For comparison purposes to Lipper, performance for the Fund since 2/28/02 is: Return before taxes 5.97%; Return after taxes on distributions 4.12%; Return after taxes on distributions and sale of Fund shares 4.08%; and the performance for Lipper Short Investment Grade Debt Funds Average is 3.28%.
[44]	For comparison purposes to Lipper, performance since 10/31/02 is as follows: Class C return is 4.37%, and the Lipper Short Investment Grade Debt Funds Avg. is 3.12%.
[45]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[46]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[47]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2012. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has also agreed to contractually limit direct net operating expenses for Class C to 5.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[48]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.98% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[49]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[50]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.65% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[51]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 1.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[52]	For comparison purposes to Lipper, performance for the Fund since 7/31/01 is: Return before taxes 6.73%; Return after taxes on distributions 3.95%; Return after taxes on distributions and sale of Fund shares 4.02%; and the performance for the Lipper High Current Yield Funds Average is 7.11%.
[53]	For comparison purposes to Lipper, performance for the Fund since 7/31/2001 is 6.43% and the performance for the Lipper High Current Yield Funds Average is 7.11%.
[54]	Calvert has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2012. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.
[55]	Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2012. Direct net operating expenses will not exceed 0.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.